Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.39%
Communication services: 7.84%
Diversified telecommunication services: 1.86%
AT&T Incorporated	55,320	$ 1,397,383
Verizon Communications Incorporated	64,630	3,424,744
		4,822,127
Entertainment: 1.28%
Activision Blizzard Incorporated	42,562	3,327,923
Interactive media & services: 1.20%
Alphabet Incorporated Class A †	697	2,063,761
Alphabet Incorporated Class C †	359	1,064,582
		3,128,343
Media: 3.30%
Comcast Corporation Class A	137,469	7,070,031
Interpublic Group of Companies Incorporated	40,731	1,489,533
		8,559,564
Wireless telecommunication services: 0.20%
T-Mobile US Incorporated †	4,468	513,954
Consumer discretionary: 5.05%
Auto components: 1.31%
Aptiv plc †	19,613	3,390,892
Automobiles: 0.11%
Ford Motor Company †	17,005	290,445
Hotels, restaurants & leisure: 0.20%
Texas Roadhouse Incorporated	6,030	535,524
Multiline retail: 2.88%
Macy's Incorporated	33,246	880,022
Target Corporation	25,369	6,586,300
		7,466,322
Specialty retail: 0.55%
O'Reilly Automotive Incorporated †	198	123,219
Signet Jewelers Limited	14,613	1,303,187
		1,426,406
Consumer staples: 7.51%
Food & staples retailing: 3.08%
Costco Wholesale Corporation	7,714	3,791,740
Walmart Incorporated	28,045	4,190,484
		7,982,224
Food products: 0.34%
Mondelez International Incorporated Class A	11,753	713,877
Tyson Foods Incorporated Class A	2,262	180,892
		894,769
See accompanying notes to portfolio of investments

Allspring Large Company Value Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Household products: 3.97%
Colgate-Palmolive Company	71,109	$ 5,417,795
Kimberly-Clark Corporation	2,350	304,302
The Procter & Gamble Company	32,054	4,583,401
		10,305,498
Personal products: 0.12%
The Estee Lauder Companies Incorporated Class A	941	305,195
Energy: 4.64%
Oil, gas & consumable fuels: 4.64%
Chevron Corporation	19,456	2,227,517
ConocoPhillips	20,656	1,538,665
EOG Resources Incorporated	23,457	2,168,834
Exxon Mobil Corporation	48,024	3,096,107
Marathon Petroleum Corporation	45,851	3,022,956
		12,054,079
Financials: 22.49%
Banks: 6.50%
Bank of America Corporation	36,667	1,751,948
Citigroup Incorporated	34,532	2,388,233
Hancock Holding Company	30,414	1,504,885
JPMorgan Chase & Company	53,025	9,008,417
PNC Financial Services Group Incorporated	10,563	2,229,110
		16,882,593
Capital markets: 3.85%
Bank of New York Mellon Corporation	9,873	584,482
Intercontinental Exchange Incorporated	6,896	954,820
KKR & Company Incorporated Class A	29,640	2,361,419
Moody's Corporation	4,584	1,852,624
Piper Jaffray Companies Incorporated	4,681	770,914
S&P Global Incorporated	283	134,187
The Goldman Sachs Group Incorporated	8,056	3,329,948
		9,988,394
Consumer finance: 2.29%
Ally Financial Incorporated	39,286	1,875,514
American Express Company	4,948	859,863
Capital One Financial Corporation	21,169	3,197,154
		5,932,531
Diversified financial services: 4.52%
Berkshire Hathaway Incorporated Class B †	40,831	11,718,905
Insurance: 5.33%
Enstar Group Limited †	4,069	939,044
Marsh & McLennan Companies Incorporated	29,312	4,889,242
MetLife Incorporated	54,879	3,446,401
Old Republic International Corporation	27,425	708,388
W.R. Berkley Corporation	48,319	3,846,192
		13,829,267
See accompanying notes to portfolio of investments

2  |  Allspring Large Company Value Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Health care: 18.53%
Biotechnology: 3.40%
AbbVie Incorporated	19,030	$ 2,182,170
Horizon Therapeutics plc †	7,999	959,160
Sage Therapeutics Incorporated †	600	24,216
United Therapeutics Corporation †	13,326	2,542,068
Vertex Pharmaceuticals Incorporated †	16,796	3,106,084
		8,813,698
Health care equipment & supplies: 3.83%
Abbott Laboratories	34,281	4,418,478
Align Technology Incorporated †	136	84,914
Baxter International Incorporated	6,204	489,868
Boston Scientific Corporation †	13,726	592,002
Dentsply Sirona Incorporated	48,871	2,795,910
Medtronic plc	12,963	1,553,745
		9,934,917
Health care providers & services: 2.41%
Anthem Incorporated	12,069	5,251,584
Cigna Corporation	4,118	879,646
Humana Incorporated	284	131,537
		6,262,767
Life sciences tools & services: 1.53%
Danaher Corporation	631	196,727
IQVIA Holdings Incorporated †	7,687	2,009,536
Medpace Holdings Incorporated †	5,005	1,133,883
Thermo Fisher Scientific Incorporated	1,022	646,998
		3,987,144
Pharmaceuticals: 7.36%
Johnson & Johnson	45,954	7,484,988
Merck & Company Incorporated	45,240	3,983,382
Pfizer Incorporated	137,324	6,006,552
Viatris Incorporated	121,285	1,619,155
		19,094,077
Industrials: 9.90%
Aerospace & defense: 1.05%
General Dynamics Corporation	13,295	2,695,561
Northrop Grumman Corporation	97	34,650
		2,730,211
Air freight & logistics: 0.71%
Expeditors International of Washington Incorporated	11,702	1,442,389
FedEx Corporation	1,714	403,698
		1,846,087
Airlines: 0.40%
SkyWest Incorporated †	24,041	1,034,484
Commercial services & supplies: 0.45%
Clean Harbors Incorporated †	10,295	1,158,599
See accompanying notes to portfolio of investments

Allspring Large Company Value Fund  |  3

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Electrical equipment: 2.27%
Atkore International Incorporated †	6,958	$ 657,740
Emerson Electric Company	54,063	5,244,652
		5,902,392
Machinery: 2.93%
Caterpillar Incorporated	10,942	2,232,277
Mueller Industries Incorporated	81,009	4,264,314
Terex Corporation	24,556	1,100,109
		7,596,700
Professional services: 1.54%
IHS Markit Limited	4,657	608,763
Korn Ferry International	23,864	1,842,539
Manpower Incorporated	16,150	1,560,898
		4,012,200
Trading companies & distributors: 0.55%
Boise Cascade Company	25,050	1,418,331
Information technology: 10.53%
Electronic equipment, instruments & components: 1.81%
Amphenol Corporation Class A	14,724	1,130,361
Vishay Intertechnology Incorporated	185,838	3,571,806
		4,702,167
IT services: 3.75%
Accenture plc Class A	16,712	5,996,098
Fidelity National Information Services Incorporated	4,977	551,153
Global Payments Incorporated	9,665	1,381,998
Twilio Incorporated Class A †	6,187	1,802,644
		9,731,893
Semiconductors & semiconductor equipment: 1.03%
Diodes Incorporated †	7,628	732,975
Intel Corporation	22,788	1,116,612
Micron Technology Incorporated	11,751	811,994
		2,661,581
Software: 3.94%
Autodesk Incorporated †	4,087	1,298,072
Dolby Laboratories Incorporated Class A	57,531	5,082,864
InterDigital Incorporated	5,588	374,117
Intuit Incorporated	2,986	1,869,206
Microsoft Corporation	1,264	419,168
Synopsys Incorporated †	3,527	1,175,126
		10,218,553
Materials: 3.63%
Chemicals: 1.50%
Dow Incorporated	69,466	3,888,012
Metals & mining: 2.13%
Freeport-McMoRan Incorporated	146,564	5,528,394
See accompanying notes to portfolio of investments

4  |  Allspring Large Company Value Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Real estate: 3.92%
Equity REITs: 2.52%
Gaming and Leisure Properties Incorporated	24,398	$ 1,183,059
Life Storage Incorporated	19,099	2,555,637
Public Storage Incorporated	6,599	2,192,056
Simon Property Group Incorporated	4,133	605,815
		6,536,567
Real estate management & development: 1.40%
CBRE Group Incorporated Class A †	3,791	394,567
Jones Lang LaSalle Incorporated †	8,891	2,295,923
Kennedy Wilson Holdings Incorporated	41,845	936,073
		3,626,563
Utilities: 4.35%
Electric utilities: 3.03%
American Electric Power Company Incorporated	23,608	1,999,834
Exelon Corporation	44,801	2,382,965
NextEra Energy Incorporated	25,762	2,198,271
The Southern Company	20,642	1,286,409
		7,867,479
Independent power & renewable electricity producers: 1.03%
AES Corporation	10,890	273,666
Vistra Energy Corporation	121,464	2,379,480
		2,653,146
Multi-utilities: 0.29%
Dominion Energy Incorporated	9,967	756,794
Total Common stocks (Cost $239,507,267)		255,317,711

		Yield
Short-term investments: 1.40%
Investment companies: 1.40%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	3,622,200	3,622,200
Total Short-term investments (Cost $3,622,200)				3,622,200
Total investments in securities (Cost $243,129,467)	99.79%			258,939,911
Other assets and liabilities, net	0.21			552,077
Total net assets	100.00%			$259,491,988

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Large Company Value Fund  |  5

Portfolio of investments—October 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,185,550	$7,050,346	$(6,613,696)	$0	$0	$3,622,200	3,622,200	$253
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	19	12-17-2021	$4,213,194	$4,367,150	$153,956	$0
See accompanying notes to portfolio of investments

6  |  Allspring Large Company Value Fund

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Large Company Value Fund  |  7

Notes to portfolio of investments—October 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$20,351,911	$0	$0	$20,351,911
Consumer discretionary	13,109,589	0	0	13,109,589
Consumer staples	19,487,686	0	0	19,487,686
Energy	12,054,079	0	0	12,054,079
Financials	58,351,690	0	0	58,351,690
Health care	48,092,603	0	0	48,092,603
Industrials	25,699,004	0	0	25,699,004
Information technology	27,314,194	0	0	27,314,194
Materials	9,416,406	0	0	9,416,406
Real estate	10,163,130	0	0	10,163,130
Utilities	11,277,419	0	0	11,277,419
Short-term investments
Investment companies	3,622,200	0	0	3,622,200
	258,939,911	0	0	258,939,911
Futures contracts	153,956	0	0	153,956
Total assets	$259,093,867	$0	$0	$259,093,867
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Large Company Value Fund